Loans - Summary of Credit Quality of Net Business and Government Loans and Acceptances (Parenthetical) (Detail) $ in Millions	Oct. 31, 2017 CAD ($)
Disclosure of internal credit grades [abstract]
Customers' liability under acceptances	$ 8,824